Interests in Subsidiaries (Tables)	12 Months Ended
Jan. 31, 2021
Disclosure of subsidiaries [abstract]
Disclosure of Composition of Group

Composition of the Group

	Principal place of business / Country of Incorporation	Percentage Owned (%)* 31 January 2021	Percentage Owned (%)* 31 January 2020	Percentage Owned (%)* 31 January 2019
Subsidiaries:
Bendon Retail Limited	New Zealand	100	100	100
Bendon Holdings Limited	New Zealand	100	100	100
Bendon Holdings Pty Limited	Australia	100	100	100
Bendon Pty Limited	Australia	100	100	100
Bendon Intimates Pty Limited	Australia	100	100	100
PS Holdings No. 1 Pty Limited	Australia	100	100	100
Pleasure State Pty Limited	Australia	100	100	100
Pleasure State (HK) Limited	Hong Kong	100	100	100
Bendon UK Limited	United Kingdom	100	100	100
Bendon USA Inc	United States of America	100	100	100
Bendon Limited	New Zealand	100	100	100
Naked Brand Inc.	United States of America	100	100	100
FOH Online Corp Inc.	United States of America	100	100	100

*The percentage of ownership interest held is equivalent to the percentage voting rights for all subsidiaries.